15. Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events

Note 15 – Subsequent Events

Subsequent to September 30, 2018, the Auctus Note holders converted $2,814 of accrued interest and fees and $45,234 of principal into 4,200,000 shares of common stock in accordance with the note agreements. On October 31, 2018, the Company repaid in full the remaining balance of the Auctus note with a payment of $86,217.

In October 2018, the Company sold $205,000 of Series 2018A 10% Unsecured Convertible Notes. The purchase price of the Note is equal to the principal amount of the Note. The Notes are convertible into shares of Common Stock at a conversion price of $0.02 during the life of the Note. The Notes will accrue interest at the rate of 10% per annum, payable quarterly in arrears. The Notes mature twelve (12) months from the Date of Issue. Maturity Date can be extended at the option of the Company for an additional one (1) year. Within thirty (30) days following the closing of the Offering, the Company has agreed to prepare and file a Registration Statement on Form S-1 registering the resale of the shares of Common Stock issuable upon conversion of the Notes. Funds from this financing was used to repay in full the EMA Note.

In October 2018 the Company sold $160,700 of Series 2018 36% Unsecured Promissory Notes (“Notes”) (“Bridge Note Offering”). The purchase price of the Note is equal to the principal amount of the Note. The Maturity Date of the Notes is December 31, 2018.

Note 16 – Subsequent Events

On January 5, 2018, Magellan entered into a Termination Agreement, effective December 31, 2017, with Rio Silver Inc. to mutually terminate the Company's option to earn an interest in Rio Silver's Niobamba exploration property in Peru. In connection with the termination of the agreement, Rio Silver agreed to apply to the TSX Venture Exchange for an 18-month extension of 2,750,000 warrants that Magellan holds in Rio Silver stock, which otherwise would expire in February and July 2018. The TSX Venture Exchange subsequently approved the extensions.

In February, March and April 2018, the Company raised $231,500 through the sale of common stock and warrants ("Units") at a price of $0.02 per Unit, each Unit consisting of one share of common stock and one warrant exercisable until June 30, 2018 to purchase one additional share of common stock at an exercise price of $0.02 per share.  A price protection feature of the offering provides that if at December 31, 2018, the Company has issued common stock at a price less than $0.02 per share, then the number of Units issuable to each investor shall be increased so as to reduce the Unit price to the lower price. The Company is obligated to issue 11,575,000 shares of common stock and 11,575,000 warrants pursuant to the offering, of which 5,000,000 share of common stock have already been issued as of the date of this Report.  In light of the conversion by EMA of $27,225 into five million shares of common stock on May 8, 2018, a conversion price of $0.005455 per share, pursuant to a full ratchet anti-dilution covenant given to investors in the offering, investors in the Units are entitled to a repricing of their Units to the lower price paid by EMA, or some even lower price if there are further sales of common stock below that price on or before December 31, 2018.

Subsequent to the purchase of the SDA Mill, the Company and Rose Petroleum executed an IVA Agreement which implemented the provisions of the Stock Purchase Agreement with respect to the payment of the IVA Tax assessed by the Mexican taxing authorities on the sale and purchase of the IVA Mill. Under the terms of the IVA Agreement, Rose Petroleum advanced the IVA tax, in Mexican Pesos, for the payment of the IVA tax, approximately $260,000. The Company has agreed that all future tax credits or refunds that it receives from the Mexican taxing authority will be paid over to Rose until such time as Rose has recouped the advance, in full. Mr. Carson executed a Guaranty of the Company's obligations under the IVA Agreement effective March 8, 2018.

In March 2018, the Company and Rose Petroleum, plc satisfied their respective obligations for payment of Mexican VAT on purchase of the SDA Mill, as required under terms of the Stock Purchase Agreement.

On April 12, 2018, the Company made a final payment to Rose Petroleum, plc in respective of the purchase of the SDA Mill, as required under terms of the Stock Purchase Agreement.

There exist technical Events of Default under the Auctus and EMA Notes. Under the terms of those Notes, the holders have the rights to accelerate the due date of the Notes and impose penalties. On May 8, 2018, EMA exercised its right to convert $27,225 of the EMA Note into 5.0 million shares of common stock, a conversion price of $0.005445 per share.  Further conversions under the Auctus and EMA Notes could be at conversion prices equal to or less than the $0.005445, which would have a material dilutive impact on our other shareholders. We have communicated with both Auctus and EMA concerning this situation, the outcome of which is uncertain.